PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31, 2016	December 31, 2015

Office equipment	$55,817	$51,323
Lab equipment	789,135	722,555
Furniture	32,693	26,028
Leasehold improvements	231,859	231,859
	1,109,504	1,031,765
Less: Accumulated depreciation	683,854	536,703

	$425,650	$495,062